Investment in Direct Financing Leases (Minimum Lease Payments Receivable Due in Each of Next Five Years and Thereafter) (Detail) ¥ in Millions	Mar. 31, 2016 JPY (¥)
Leases Disclosure [Line Items]
2017	¥ 441,910
2018	313,483
2019	217,794
2020	142,674
2021	76,900
Thereafter	116,093
Total	¥ 1,308,854